NOTE 3 - LINE OF CREDIT - RELATED PARTY (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Details
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Line of credit - related party	$ 12,750	$ 0
Accrued Interest	$ 95	$ 0